Related Party Transactions	12 Months Ended
Dec. 26, 2015
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
We entered into a master services agreement in February 2011 with the United Services Automobile Association, who later in 2011 participated as the lead investor in the Series D redeemable convertible preferred stock financing. We did not recognize any significant revenue under the master service agreement in the year ended December 28, 2013. The terms of this agreement were superseded in their entirety by the terms of the alliance agreement referenced in the next paragraph. Therefore, we did not recognize any revenue under this agreement in the years ended December 26, 2015 or December 27, 2014.
In December 2013, we entered into an alliance agreement with USAA Alliance Services, LLC, or USAA Alliance, an affiliate of USAA, pursuant to which USAA Alliance agreed to promote our services to USAA members and we agreed to offer our services to their members at specified discounts, which vary based on the nature of the services purchased. Under the terms of the alliance agreement, we agreed to pay USAA Alliance specified commissions in connection with the services that are purchased by USAA members under the alliance agreement. Commissions vary based on the nature of the services purchased. Under the alliance agreement, we made payments totaling less than $100,000 in both fiscal 2015 and fiscal 2014. The alliance agreement was terminated during the fourth quarter of fiscal 2015.